8. Commitments, Contingencies and Concentrations (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments
2018	$50,400
2019	5,700
$56,100

2018	$68,400
2019	5,700
$74,100